Business combinations - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 01, 2021 Employee $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Entity number of employees | Employee	38,000
Acquisition-related costs		$ 8,001	$ 149,791	$ 28,970	$ 182,309
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share) | $ / shares	$ 80
Business acquisition, number of shares issued (in shares) | shares	0.4125
Integration-related costs				$ 29,000